Unaudited Condensed Interim Consolidated Statements of Shareholders’ Equity - USD ($)	Share capital Restricted stock units at $2,300 per share	Share capital Restricted stock units at $1,387.50 per share	Share capital Restricted stock units at $765 per share	Share capital Restricted stock units at $128.45 per share	Share capital	Other reserves Restricted stock units at $2,300 per share	Other reserves Restricted stock units at $1,387.50 per share	Other reserves Restricted stock units at $765 per share	Other reserves Restricted stock units at $128.45 per share	Other reserves	Accumulated deficit Restricted stock units at $2,300 per share	Accumulated deficit Restricted stock units at $1,387.50 per share	Accumulated deficit Restricted stock units at $765 per share	Accumulated deficit Restricted stock units at $128.45 per share	Accumulated deficit	Accumulated other comprehensive loss Restricted stock units at $2,300 per share	Accumulated other comprehensive loss Restricted stock units at $1,387.50 per share	Accumulated other comprehensive loss Restricted stock units at $765 per share	Accumulated other comprehensive loss Restricted stock units at $128.45 per share	Accumulated other comprehensive loss	Restricted stock units at $2,300 per share	Restricted stock units at $1,387.50 per share	Restricted stock units at $765 per share	Restricted stock units at $128.45 per share	Total
Balance at Dec. 31, 2022					$ 49,434,692					$ 21,053					$ (21,087,962)					$ (1,467,622)					$ 26,900,161
Fair value of RSU’s	$ 774,736	$ 179,037	$ 86,137																		$ 774,736	$ 179,037	$ 86,137
Cancelled shares					(200,014)																				(200,014)
Issuance of shares					314,384																				314,384
Issuance of shares pursuant to the first option payment to acquire a certain land property					431,149																				431,149
Net loss															(32,275,070)										(32,275,070)
Translation adjustment																				(39,412)					(39,412)
Balance at Dec. 31, 2023					51,020,121					21,053					(53,363,032)					(1,507,034)					(3,828,892)
Fair value of RSU’s					1,547,703																				1,547,703
Cancelled shares					(1,445,188)																				(1,445,188)
Share issuance costs					(584,914)																				(584,914)
Issuance of shares					1,137,762					10,290,426															11,428,188
Issuance of shares upon exercise of prefunded warrants					10,287,056					(10,287,056)
Net loss															(2,682,890)										(2,682,890)
Translation adjustment																				136,130					136,130
Balance at Jun. 30, 2024					61,962,540					24,423					(56,045,922)					(1,370,904)					4,570,137
Balance at Dec. 31, 2023					51,020,121					21,053					(53,363,032)					(1,507,034)					(3,828,892)
Fair value of RSU’s				$ 1,547,703																				$ 1,547,703
Cancelled shares					(1,445,188)																				(1,445,188)
Share issuance costs					(728,056)																				(728,056)
Issuance of shares					1,396,702					11,531,486															12,928,188
Issuance of shares upon exercise of prefunded warrants					11,528,116					(11,528,116)
Net loss															(4,096,029)										(4,096,029)
Translation adjustment																				(101,188)					(101,188)
Balance at Dec. 31, 2024					63,319,398					24,423					(57,459,061)					(1,608,222)					4,276,538
Issuance of shares					320,000																				320,000
Impact of loss of control of Canmart					(3)					(21,053)					21,056					(602,480)					(602,480)
Net loss															(815,001)										(815,001)
Translation adjustment																				122,144					122,144
Balance at Jun. 30, 2025					$ 63,639,395					$ 3,370					$ (58,253,006)					$ (2,088,558)					$ 3,301,201